iShares®

iShares Trust

Supplement dated August 22, 2014

to the Prospectus dated December 1, 2013 (the “Prospectus”) and the Statement of Additional Information

dated December 1, 2013 (as revised June 17, 2014) (the “SAI”)

for the iShares China Large-Cap ETF (FXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The Fund’s Index Provider (FTSE International Limited) will be changing the methodology of, and renaming, the Fund’s Underlying Index to migrate from an index consisting of 25 securities to an index consisting of 50 securities. The changes will be effective from the start of trading on September 22, 2014 and will be implemented in three phases that are expected to be completed by November 24, 2014.

The following changes will take effect for the Fund on or around September 22, 2014.

	Current	New
Underlying Index	FTSE China 25 Index	FTSE China 50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the FTSE China 50 Index (the “Underlying Index”), which is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. Securities in the Underlying Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Underlying Index. Each security in the Underlying Index is a current constituent of the FTSE All-World Index and all of the securities in the Underlying Index currently trade on the Hong Kong Stock Exchange. Components primarily include financials, oil and gas and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The first paragraph of the SAI entitled “The FTSE Global Equity Index Series” is deleted in its entirety and replaced with the following:

FTSE China 50 Index

Number of Components: 50

Index Description. The FTSE China 50 Index is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. The securities in the Underlying Index are weighted based on the total market value of their shares. Securities with higher total market values generally have a higher representation in the Underlying Index. Underlying Index constituents are screened for liquidity and weightings are capped to avoid over-concentration in any one stock.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-FXI-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 22, 2014

to the Summary Prospectus dated December 1, 2013

for the iShares China Large-Cap ETF (FXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The Fund’s Index Provider (FTSE International Limited) will be changing the methodology of, and renaming, the Fund’s Underlying Index to migrate from an index consisting of 25 securities to an index consisting of 50 securities. The changes will be effective from the start of trading on September 22, 2014 and will be implemented in three phases that are expected to be completed by November 24, 2014.

The following changes will take effect for the Fund on or around September 22, 2014:

	Current	New
Underlying Index	FTSE China 25 Index	FTSE China 50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the FTSE China 50 Index (the “Underlying Index”), which is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. Securities in the Underlying Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Underlying Index. Each security in the Underlying Index is a current constituent of the FTSE All-World Index and all of the securities in the Underlying Index currently trade on the Hong Kong Stock Exchange. Components primarily include financials, oil and gas and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-FXI-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE